Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
NOTE 10. RELATED PARTY TRANSACTIONS
On July 13, 2021, the Company entered into the Advisory Agreement with the Advisor, which is described in Note 7,
Stockholders Equity
.
On July 13, 2021 the Company’s board of directors appointed Mr. Bryan Cho, an Executive Vice President of Related, to serve as a Class III director of the Company. The appointment of Mr. Cho was made in connection with the Advisory Agreement, which provides the Advisor with the right to designate a director to serve on the Company’s board of directors, subject to the continuing satisfaction of certain conditions, including that the Advisor and its affiliates maintain ownership of at least 500,000 shares of Class A Common Stock.
During the three months ended March 31, 2022, the Company recognized vesting of 500,000 shares of Series B Warrants related to opening of one center for which the Advisor provides services under the Advisory Agreement. Refer to Note 7,
Stockholder’s Equity
, for additional information.

NOTE 11. RELATED PARTY TRANSACTIONS

The Company
had a 49% ownership interest in Care Smile, LLC (“Care Smile”), a dental care organization with majority ownership by the dental provider, who is the spouse of a member of the Company’s senior management. The Company pays for dental services provided to enrollees by Care Smile on a capitated basis. Total capitation payments for the twelve months ended December 31, 2020 were $222,000. The net loss of Care Smile for the

twelve months ended December 31, 2020 was
$97,000. Care Smile was voluntarily dissolved on November 24, 2020.
The Company leases certain facilities from related parties under operating leases expiring through 2036. Rent expenses totaled $21,000 for the twelve months ended December 31, 2021.
On July 13, 2021, the Company entered into the Advisory Agreement the Advisor, the substance of which is described in detail in Note 8—Stockholders Equity—Related Advisory Agreement.
The relative fair value method was used to allocate the $5.0 million purchase price between the shares of Class A Common Stock and the Series A Warrants under the Subscription Agreement. The Company recorded the excess of the grant date fair value difference between the fair value of the equity and Series A Warrants instruments at the grant date (July 13, 2021) as prepaid service contracts totaling $14.5 million, subject to amortization over the terms of the respective agreements. In the twelve months ended December 31, 2021, the Company recognized $215,000 of expense related to amortization of the prepaid service contracts.
The Series B Warrants were assigned a value of $0 as the vesting was not probable at issuance through the twelve months ended December 31, 2021. The grant date fair value of the Series B Warrants will be used to determine the cost of these awards upon the opening of the 12 future sites not yet identified.
On July 13, 2021 the Company’s board of directors appointed Mr. Bryan Cho, an Executive Vice President of Related, to serve as a Class III director of the Company. The appointment of Mr. Cho was made in connection with the Advisory Agreement, which provides the Advisor with the right to designate a director to serve on the Company’s board of directors, subject to the continuing satisfaction of certain conditions, including that the Advisor and its affiliates maintain ownership of at least 500,000 shares of Class A Common Stock.
The board of directors has determined that Mr. Cho is independent under the rules of the Nasdaq Stock Market, LLC. Mr. Cho has been appointed to serve as a member on the Compensation Committee and Nominating and Governance Committee of the Board. As a director of the Company, Mr. Cho will receive compensation in the same manner as the Company’s other non-employee
directors and will enter into the Company’s standard indemnification agreement for directors.